Trade receivables - Schedule of ECL Allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Within 1 year
Trade receivables
Expected loss rate	11.10%	9.60%
Within 1 year | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 67,843	¥ 71,938
Within 1 year | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 7,536	¥ 6,879
1-2 years
Trade receivables
Expected loss rate	28.00%	20.80%
1-2 years | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 21,615	¥ 9,994
1-2 years | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 6,047	¥ 2,076
2-3 years
Trade receivables
Expected loss rate	49.20%	55.30%
2-3 years | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 5,992	¥ 371
2-3 years | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 2,947	¥ 205
Over 3 years
Trade receivables
Expected loss rate	0.00%	0.00%
Over 3 years | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 329	¥ 0
Over 3 years | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 329	¥ 0